Consolidated Statements of Cash Flows - USD ($)	9 Months Ended				12 Months Ended
	Jan. 31, 2021	Sep. 30, 2020	Jan. 31, 2020	Sep. 30, 2019	Apr. 30, 2020	Dec. 31, 2019	Apr. 30, 2019	Dec. 31, 2018
Cash Flows from Operating Activities
Net loss/income	$ (10,089,785)		$ (976,242)		$ (1,601,931)		$ (751,332)
Stock based compensation	1,068,317		161,529		269,895
Common stock issued for services	5,571
Amortization of debt discount	79,187
Derivative expense	4,630,288
Change in fair value of derivative	3,433,938
Changes in operating assets and liabilities
Accounts receivable	(63,255)
Inventory	(405,987)		4,105		48,761
Other current assets	(118,613)		77,670		124,979		(100,000)
Customer deposits	32,967				38,419
Accounts payable	345,227		38,152		68,068		20,894
Accrued expenses	165,129		(9,865)		36,225		7,050
Net cash used in operating activities	(917,016)		(704,651)		(811,584)		(753,388)
Cash Flows from Investing Activities
Acquired through acquisitions			46,327		46,327
Payment for acquisition, net of cash acquired	(48,368)
Net cash provided by investing activities	(48,368)		46,327		46,327
Cash Flows from Financing Activities
Proceeds from issuance of common stock							684,700
Capital to be returned							1,800
Proceeds from exercise of warrants			152,239		152,239
Proceeds from related party obligations	79,000
Payments under related party obligations	(17,140)				(12,725)
Proceeds from notes payable	424,419
Payments under notes payable	(365,911)		(4,490)		(91,027)
Proceeds from convertible debentures	1,080,000		450,000		450,000
Net cash provided by financing activities	1,200,368		597,749		498,487		686,500
Net use of Cash	234,984		(60,575)		(266,770)		(66,888)
Cash, beginning of period	236,668		503,438		503,438		570,326
Cash, end of period	471,652		442,863		236,668		503,438
Supplemental disclosure of cash flow information:
Cash paid for interest	10,749
Cash paid for taxes
Noncash transactions
Common stock issued for services			70,000		204,000		70,000
Fair value of shares exchanged in acquisitions	6,351,076		1,937,867		$ 1,937,867
Issuance of Note Payable – Related Party in acquisition	1,753,000
Conversion of Notes into common stock	450,000
Conversion of accrued interest into common stock	$ 45,024
FAT SHARK HOLDINGS
Cash Flows from Operating Activities
Net loss/income		$ 307,626		$ 239,676		$ 250,242		$ (452,880)
Adjustments to reconcile net loss to net cash from operations:
Forgiveness of note receivable		(50,000)
Opening Equity				(4,000)
Changes in operating assets and liabilities
Accounts receivable		313,819		175,716		342,603		(722,217)
Inventory		203,125		375,862		448,482		14,782
Other current assets		(271,338)		(5,575)		(145,525)		8,000
Customer deposits		(90,289)		(83,722)		46,816		35,163
Accounts payable		(697,195)		(127,162)		36,234		625,572
Accrued expenses		8,461		391		15,908		20,970
Net cash used in operating activities		(275,791)		571,186		994,760		(470,610)
Cash Flows from Investing Activities
Net cash provided by investing activities
Cash Flows from Financing Activities
Repurchase of common stock				(30,000)		(30,000)
Payments under notes payable				(863,729)		(863,729)
Net cash provided by financing activities				(893,729)		(893,729)
Net use of Cash		(275,791)		(322,543)		101,031		(470,610)
Cash, beginning of period		513,351		412,320		412,320		882,930
Cash, end of period		237,560		89,777		513,351		412,320
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for taxes